Fair value of financial instruments (Tables)	6 Months Ended
Sep. 30, 2021
Fair value of financial instruments
Schedule of financial instruments held at fair value

	30 September	31 March
	2021	2021
	€m	€m
Financial assets at fair value:
Money market funds (included within Cash and cash equivalents)[1]	4,307	3,116
Debt and equity securities (included within Other investments)[2]	5,388	5,292
Derivative financial instruments (included within Trade and other receivables)[2]	3,666	3,151
Trade receivables at fair value through Other comprehensive income (included within Trade and other receivables)[2]	1,384	744
	14,745	12,303
Financial liabilities at fair value:
Derivative financial instruments (included within Trade and other payables)[2]	3,016	4,010
	3,016	4,010

Notes:

1.	Items are measured at fair value and the valuation basis is Level 1 classification, which comprises financial instruments where fair value is determined by unadjusted quoted prices in active markets.
2.	Quoted debt and equity securities of €2,274 million (FY21: €2,210 million) are Level 1 classification which comprises items where fair value is determined by unadjusted quoted prices in active markets. All balances other than quoted securities are Level 2 classification which comprises items where fair value is determined from inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.